Credit facilities (Tables)	6 Months Ended
Jun. 30, 2025
Debt Disclosure [Abstract]
Schedule of long-term bank loans

Outstanding balances on long-term bank loans consist of the following:

Bank Name	Repayment terms	Interest Rate	Collateral/ Guarantee	As of June 30, 2025	As of December 31, 2024
				US$	US$
United Overseas Bank Limited	Due monthly beginning in June 2022 to April 2026	3.00%	Guaranteed by the Company’s shareholders	376,174	547,547
The Development Bank of Singapore Limited	Due monthly beginning in September 2020 to August 2025	2.50%	Guaranteed by the Company’s shareholders	20,755	79,042
DBS Bank Ltd	Due monthly beginning in March 2024 to Feb 2028	7.75%	Guaranteed by the Company’s shareholders	50,791	55,784
Total long-term loans – bank				447,720	682,373
Less: Discount on debt instrument				(7,758)	(21,384)
Less: Current portion				(415,666)	(482,454)
Total				$24,296	$178,535

Schedule of short term loans

Outstanding balances on short term loans – third parties consist of the following:

Lender Name	Maturities	Interest Rate	Collateral/ Guarantee	As of June 30, 2025	As of December 31, 2024
				US$	US$
Allen Peter Anthony	July and September 2025	30.0 and 78.0%	None	$250,000	150,000
Zeng Li Ren	September 2025	30.0%	None	450,000	300,000
Lee Kim Tah Foundation	September 2025	30.0%	None	250,000	250,000
Tan Tin Wee	September 2025	30.0%	None	50,000	50,000
Le Phu Khanh Huy	July and September 2025	30.0 and 78.0%	None	1,579,856	1,412,285
Oh Sock Ping	July 2025	78.0%	None	58,791	56,817
Yee Kee	August 2025	78.0%	None	297,875	-
Lim Li Wen Chloe	July 2025	78.0%	None	78,388	-
Lew Hui Pau	July 2025	78.0%	None	78,388	-
Teo Tian Seng	July 2025	78.0%	None	156,777	-
Kang Yan Pte. Ltd.	July 2025	78.0%	None	102,297	-
Zhu Zhi Qing	August 2025	78.0%	None	65,323	-
Yee Sze Wei	August 2025	78.0%	None	22,185	-
Jarrod Seah Chi Nam	August 2025	78.0%	None	100,000	-
Loo Tze Kian	July 2025	78.0%	None	50,000	-
Tan Choon Huat	July 2025	78.0%	None	100,000	-
Kan Yut Keong	July 2025	78.0%	None	90,000	-
Tan Tai Chew	July 2025	78.0%	None	20,000	-
Peh Ee Hong	July 2025	78.0%	None	100,000	-
VD Capital Pty. Ltd.	July 2025	10.0%	None	903,569	-
Ondeck Loan	December 2025	78.0%	None	180,596	-
Total				4,984,045	2,219,102
Less: Discount on debt instrument				(73,438)	-
Total short-term loans - bank				$4,910,607	$2,219,102